Maturity of Assets and Liabilities (Details) - CLP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from banks		$ 2,392,166	$ 880,081
Transactions in the course of collection		331,420	289,194
Financial Assets held-for-trading		1,872,355	1,745,366
Investments under resale agreements		142,329	97,289
Derivative instruments		2,786,215	1,513,947
Loans and advances to banks		1,140,081	1,494,384
Loans to customers at amortized cost		29,384,039	27,341,254
Financial Assets at Fair Value through Other Comprehensive Income		1,366,343	1,053,191
Financial assets held-to-maturity
Total financial assets		41,013,874	35,601,430
Liabilities
Current accounts and other demand deposits		11,326,133	9,584,488
Transactions in the course of payment		98,869	44,436
Obligations under repurchase agreements		308,734	303,820
Savings accounts and time deposits		10,856,618	10,656,174
Derivative instruments		2,818,421	1,528,234
Borrowings from financial institutions		1,563,277	1,516,759
Debt issued:
Mortgage bonds		10,898	16,368
Bonds		7,912,621	6,772,990
Subordinate bonds		889,895	686,194
Other financial obligations		156,229	118,014
Lease liabilities		146,013
Total financial liabilities		37,108,113	31,927,714	$ 29,016,089
Up to1 month [Member]
Assets
Cash and due from banks		2,392,166	880,081
Transactions in the course of collection		331,420	289,194
Financial Assets held-for-trading		1,872,355	1,745,366
Investments under resale agreements		102,057	73,496
Derivative instruments		158,873	157,417
Loans and advances to banks	[1]	876,119	1,262,428
Loans to customers at amortized cost	[1]	4,175,064	3,954,066
Financial Assets at Fair Value through Other Comprehensive Income		23,786	38,691
Financial assets held-to-maturity
Total financial assets		9,931,840	8,400,739
Liabilities
Current accounts and other demand deposits		11,326,133	9,584,488
Transactions in the course of payment		98,869	44,436
Obligations under repurchase agreements		298,711	237,999
Savings accounts and time deposits	[2]	6,130,583	5,018,791
Derivative instruments		156,291	146,764
Borrowings from financial institutions		69,711	115,220
Debt issued:
Mortgage bonds		1,102	1,453
Bonds		423,966	325,766
Subordinate bonds		3,041	4,220
Other financial obligations		140,449	97,393
Lease liabilities		2,353
Total financial liabilities		18,651,209	15,576,530
Over 1 month and up to 3 months [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Financial Assets held-for-trading
Investments under resale agreements		29,393	16,918
Derivative instruments		314,446	241,305
Loans and advances to banks	[1]	97,585	77,268
Loans to customers at amortized cost	[1]	2,340,320	2,143,023
Financial Assets at Fair Value through Other Comprehensive Income		225,772	137,420
Financial assets held-to-maturity
Total financial assets		3,007,516	2,615,934
Liabilities
Current accounts and other demand deposits
Transactions in the course of payment
Obligations under repurchase agreements		8,583	1,448
Savings accounts and time deposits	[2]	1,979,110	1,946,688
Derivative instruments		237,743	237,039
Borrowings from financial institutions		349,478	269,412
Debt issued:
Mortgage bonds		1,212	1,618
Bonds		211,648	275,688
Subordinate bonds		2,460	2,254
Other financial obligations		1,436	3,505
Lease liabilities		4,776
Total financial liabilities		2,796,446	2,737,652
Over 3 month and up to 12 months [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Financial Assets held-for-trading
Investments under resale agreements		10,879	6,875
Derivative instruments		621,036	378,093
Loans and advances to banks	[1]	166,487	132,259
Loans to customers at amortized cost	[1]	5,685,646	4,973,622
Financial Assets at Fair Value through Other Comprehensive Income		779,872	383,200
Financial assets held-to-maturity
Total financial assets		7,263,920	5,874,049
Liabilities
Current accounts and other demand deposits
Transactions in the course of payment
Obligations under repurchase agreements		1,440	64,373
Savings accounts and time deposits	[2]	2,224,778	3,100,464
Derivative instruments		616,472	335,497
Borrowings from financial institutions		1,049,781	1,052,830
Debt issued:
Mortgage bonds		2,622	3,581
Bonds		413,485	583,876
Subordinate bonds		115,933	44,901
Other financial obligations		6,490	10,126
Lease liabilities		20,841
Total financial liabilities		4,451,842	5,195,648
Subtotal up to 1 year [Member]
Assets
Cash and due from banks		2,392,166	880,081
Transactions in the course of collection		331,420	289,194
Financial Assets held-for-trading		1,872,355	1,745,366
Investments under resale agreements		142,329	97,289
Derivative instruments		1,094,355	776,815
Loans and advances to banks	[1]	1,140,191	1,471,955
Loans to customers at amortized cost	[1]	12,201,030	11,070,711
Financial Assets at Fair Value through Other Comprehensive Income		1,029,430	559,311
Financial assets held-to-maturity
Total financial assets		20,203,276	16,890,722
Liabilities
Current accounts and other demand deposits		11,326,133	9,584,488
Transactions in the course of payment		98,869	44,436
Obligations under repurchase agreements		308,734	303,820
Savings accounts and time deposits	[2]	10,334,471	10,065,943
Derivative instruments		1,010,506	719,300
Borrowings from financial institutions		1,468,970	1,437,462
Debt issued:
Mortgage bonds		4,936	6,652
Bonds		1,049,099	1,185,330
Subordinate bonds		121,434	51,375
Other financial obligations		148,375	111,024
Lease liabilities		27,970
Total financial liabilities		25,899,497	23,509,830
Over 1 year and up to 3 years [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Financial Assets held-for-trading
Investments under resale agreements
Derivative instruments		543,469	274,200
Loans and advances to banks	[1]		23,441
Loans to customers at amortized cost	[1]	5,624,031	5,726,668
Financial Assets at Fair Value through Other Comprehensive Income		106,930	74,940
Financial assets held-to-maturity
Total financial assets		6,274,430	6,099,249
Liabilities
Current accounts and other demand deposits
Transactions in the course of payment
Obligations under repurchase agreements
Savings accounts and time deposits	[2]	281,384	365,177
Derivative instruments		608,516	264,438
Borrowings from financial institutions		94,307	79,297
Debt issued:
Mortgage bonds		3,868	5,911
Bonds		1,460,318	844,692
Subordinate bonds		38,525	41,122
Other financial obligations		6,383	5,555
Lease liabilities		51,571
Total financial liabilities		2,544,872	1,606,192
Over 3 year and up to 5 years [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Financial Assets held-for-trading
Investments under resale agreements
Derivative instruments		411,470	214,863
Loans and advances to banks	[1]
Loans to customers at amortized cost	[1]	3,198,639	3,133,606
Financial Assets at Fair Value through Other Comprehensive Income		30,080	136,342
Financial assets held-to-maturity
Total financial assets		3,640,189	3,484,811
Liabilities
Current accounts and other demand deposits
Transactions in the course of payment
Obligations under repurchase agreements
Savings accounts and time deposits	[2]	492	619
Derivative instruments		469,861	273,790
Borrowings from financial institutions
Debt issued:
Mortgage bonds		1,579	2,577
Bonds		1,746,745	1,505,660
Subordinate bonds		18,251	27,906
Other financial obligations		1,471	1,307
Lease liabilities		28,463
Total financial liabilities		2,266,862	1,811,859
Over 5 years [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Financial Assets held-for-trading
Investments under resale agreements
Derivative instruments		736,921	248,069
Loans and advances to banks	[1]
Loans to customers at amortized cost	[1]	9,009,572	7,995,647
Financial Assets at Fair Value through Other Comprehensive Income		199,903	282,598
Financial assets held-to-maturity
Total financial assets		9,946,396	8,526,314
Liabilities
Current accounts and other demand deposits
Transactions in the course of payment
Obligations under repurchase agreements
Savings accounts and time deposits	[2]	421	132
Derivative instruments		729,538	270,706
Borrowings from financial institutions
Debt issued:
Mortgage bonds		515	1,228
Bonds		3,656,459	3,237,308
Subordinate bonds		711,685	565,791
Other financial obligations			128
Lease liabilities		38,009
Total financial liabilities		5,136,627	4,075,293
Subtotal over 1 year [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Financial Assets held-for-trading
Investments under resale agreements
Derivative instruments		1,691,860	737,132
Loans and advances to banks	[1]		23,441
Loans to customers at amortized cost	[1]	17,832,242	16,855,921
Financial Assets at Fair Value through Other Comprehensive Income		336,913	493,880
Financial assets held-to-maturity
Total financial assets		19,861,015	18,110,374
Liabilities
Current accounts and other demand deposits
Transactions in the course of payment
Obligations under repurchase agreements
Savings accounts and time deposits	[2]	282,297	365,928
Derivative instruments		1,807,915	808,934
Borrowings from financial institutions		94,307	79,297
Debt issued:
Mortgage bonds		5,962	9,716
Bonds		6,863,522	5,587,660
Subordinate bonds		768,461	634,819
Other financial obligations		7,854	6,990
Lease liabilities		118,043
Total financial liabilities		$ 9,948,361	$ 7,493,344

[1]	The respective provisions, which amount to Ch$585,378 million and Ch$649,233 million in 2018 and 2019, respectively, for loans to customers and Ch$1,012 million and Ch$110 million for loans and advances to banks, have not been deducted from these balances.
[2]	Excludes term saving accounts, which amount to Ch$239,850 million (Ch$224,303 million in December 2018).